Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year[1]	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)[2]	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)[2]	Value of Initial Fixed $100 Investment Based On:		Net Income ($B)	ROTCE[4] (%)
					Company TSR[3] ($)	Peer Group TSR[3] ($)
2023	$35,093,780	$103,727,807	$21,481,873	$41,047,384	$137.91	$132.94	$49.6	21%
2022	34,848,606	37,460,704	19,230,223	17,207,207	105.48	118.54	37.7	18%
2021	84,428,145	130,523,740	23,472,201	35,685,622	120.68	132.50	48.3	23%
2020	31,664,554	10,691,379	19,253,451	14,705,061	94.48	98.24	29.1	14%

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote	NEOs included in the above table are comprised of the following individuals. In accordance with SEC rules, only the Firm's CEO, CFO and three highest-paid NEOs from the 2023 SCT on page 63 have been included.

Year	PEO	Non-PEO NEOs
2023	James Dimon	Daniel Pinto, Mary Callahan Erdoes, Marianne Lake, Jeremy Barnum
2022	James Dimon	Daniel Pinto, Mary Callahan Erdoes, Marianne Lake, Jeremy Barnum
2021	James Dimon	Daniel Pinto, Gordon Smith, Mary Callahan Erdoes, Jennifer Piepszak, Jeremy Barnum
2020	James Dimon	Daniel Pinto, Gordon Smith, Mary Callahan Erdoes, Jennifer Piepszak

Peer Group Issuers, Footnote	The TSR value listed in each year reflects what the cumulative value of $100 would be, including dividend reinvestment, if invested on December 31, 2019. For the purposes of this disclosure, “peer group” is defined as the S&P Financials Index, as reflected in our Annual Report on Form 10-K for the year ended December 31, 2023.
PEO Total Compensation Amount	$ 35,093,780	$ 34,848,606	$ 84,428,145	$ 31,664,554
PEO Actually Paid Compensation Amount	$ 103,727,807	37,460,704	130,523,740	10,691,379
Adjustment To PEO Compensation, Footnote	The following table details the adjustments that were made to SCT values to determine CAP, as presented in the above table. For the CAP portions that are calculated based on the average of the high and low JPM stock price at the end of the reporting year, the following prices were used: 2023 $170.16; 2022 $133.39; 2021 $158.63; 2020 $126.08. There are no U.S. GAAP pension service costs as pension plans are frozen, and there are no changes in defined benefit plan projected benefit obligations attributable to a plan amendment. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Firm's financial statements. All amounts shown for non-PEO NEOs are averages.

Year	Executive	SCT Total	Less: value of stock awards at grant date fair value	Less: value of option awards at grant date fair value	Less: actuarial present value of defined benefit plan benefits	Plus: year-end fair value of unvested equity awards granted in reporting year[5,6]	Change in fair value of unvested equity awards granted in prior years[5,6]	Change in fair value of equity awards granted in prior years that vested in reporting year[5,6]	Plus: total fair value of dividends paid or reinvested	Total Adjustments[7]	Executive CAP
2023	PEO	$35,093,780	$(28,000,000)	$—	$(40,185)	$33,939,433	$60,604,871	$(2,453,960)	$4,583,868	$68,634,027	$103,727,807
	Non-PEO NEOs	$21,481,873	$(13,412,500)	$—	$(11,360)	$16,257,725	$15,976,583	$(222,653)	$977,716	$19,565,511	$41,047,384
2022	PEO	$34,848,606	$(28,000,000)	$—	$(29,877)	$24,384,912	$8,917,510	$(6,080,841)	$3,420,395	$2,612,098	$37,460,704
	Non-PEO NEOs	$19,230,223	$(11,581,951)	$—	$—	$10,868,710	$(1,458,095)	$(503,796)	$652,116	$(2,023,015)	$17,207,207
2021	PEO	$84,428,145	$(25,000,000)	$(52,620,000)	$(25,486)	$88,199,019	$22,942,541	$7,706,801	$4,892,720	$46,095,595	$130,523,740
	Non-PEO NEOs	$23,472,201	$(10,131,942)	$(5,572,500)	$(206)	$17,813,787	$7,748,310	$1,451,083	$904,889	$12,213,421	$35,685,622
2020	PEO	$31,664,554	$(25,000,000)	$—	$(21,845)	$22,942,750	$(2,460,001)	$(18,772,954)	$2,338,875	$(20,973,175)	$10,691,379
	Non-PEO NEOs	$19,253,451	$(11,265,195)	$—	$(25,655)	$10,881,250	$(2,075,052)	$(2,767,310)	$703,571	$(4,548,390)	$14,705,061

Non-PEO NEO Average Total Compensation Amount	$ 21,481,873	19,230,223	23,472,201	19,253,451
Non-PEO NEO Average Compensation Actually Paid Amount	$ 41,047,384	17,207,207	35,685,622	14,705,061
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the adjustments that were made to SCT values to determine CAP, as presented in the above table. For the CAP portions that are calculated based on the average of the high and low JPM stock price at the end of the reporting year, the following prices were used: 2023 $170.16; 2022 $133.39; 2021 $158.63; 2020 $126.08. There are no U.S. GAAP pension service costs as pension plans are frozen, and there are no changes in defined benefit plan projected benefit obligations attributable to a plan amendment. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in the Firm's financial statements. All amounts shown for non-PEO NEOs are averages.

Year	Executive	SCT Total	Less: value of stock awards at grant date fair value	Less: value of option awards at grant date fair value	Less: actuarial present value of defined benefit plan benefits	Plus: year-end fair value of unvested equity awards granted in reporting year[5,6]	Change in fair value of unvested equity awards granted in prior years[5,6]	Change in fair value of equity awards granted in prior years that vested in reporting year[5,6]	Plus: total fair value of dividends paid or reinvested	Total Adjustments[7]	Executive CAP
2023	PEO	$35,093,780	$(28,000,000)	$—	$(40,185)	$33,939,433	$60,604,871	$(2,453,960)	$4,583,868	$68,634,027	$103,727,807
	Non-PEO NEOs	$21,481,873	$(13,412,500)	$—	$(11,360)	$16,257,725	$15,976,583	$(222,653)	$977,716	$19,565,511	$41,047,384
2022	PEO	$34,848,606	$(28,000,000)	$—	$(29,877)	$24,384,912	$8,917,510	$(6,080,841)	$3,420,395	$2,612,098	$37,460,704
	Non-PEO NEOs	$19,230,223	$(11,581,951)	$—	$—	$10,868,710	$(1,458,095)	$(503,796)	$652,116	$(2,023,015)	$17,207,207
2021	PEO	$84,428,145	$(25,000,000)	$(52,620,000)	$(25,486)	$88,199,019	$22,942,541	$7,706,801	$4,892,720	$46,095,595	$130,523,740
	Non-PEO NEOs	$23,472,201	$(10,131,942)	$(5,572,500)	$(206)	$17,813,787	$7,748,310	$1,451,083	$904,889	$12,213,421	$35,685,622
2020	PEO	$31,664,554	$(25,000,000)	$—	$(21,845)	$22,942,750	$(2,460,001)	$(18,772,954)	$2,338,875	$(20,973,175)	$10,691,379
	Non-PEO NEOs	$19,253,451	$(11,265,195)	$—	$(25,655)	$10,881,250	$(2,075,052)	$(2,767,310)	$703,571	$(4,548,390)	$14,705,061

Compensation Actually Paid vs. Total Shareholder Return
The charts and narrative below are based on the information presented in the Pay versus Performance table, to illustrate and describe the relationships between the Firm’s PEO CAP and the average of the Firm’s non-PEO NEO CAPs with the following three measures of financial performance, against the four covered fiscal years:
•The cumulative TSR of the Firm
•The net income of the Firm
•The Firm’s company-selected measure (ROTCE)
The first chart also illustrates the relationship between the Firm’s TSR and our selected peer group's TSR, as presented in the Pay versus Performance table.

Compensation Actually Paid vs. Net Income
The charts and narrative below are based on the information presented in the Pay versus Performance table, to illustrate and describe the relationships between the Firm’s PEO CAP and the average of the Firm’s non-PEO NEO CAPs with the following three measures of financial performance, against the four covered fiscal years:
•The cumulative TSR of the Firm
•The net income of the Firm
•The Firm’s company-selected measure (ROTCE)
The first chart also illustrates the relationship between the Firm’s TSR and our selected peer group's TSR, as presented in the Pay versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
The charts and narrative below are based on the information presented in the Pay versus Performance table, to illustrate and describe the relationships between the Firm’s PEO CAP and the average of the Firm’s non-PEO NEO CAPs with the following three measures of financial performance, against the four covered fiscal years:
•The cumulative TSR of the Firm
•The net income of the Firm
•The Firm’s company-selected measure (ROTCE)
The first chart also illustrates the relationship between the Firm’s TSR and our selected peer group's TSR, as presented in the Pay versus Performance table.

Total Shareholder Return Vs Peer Group
The charts and narrative below are based on the information presented in the Pay versus Performance table, to illustrate and describe the relationships between the Firm’s PEO CAP and the average of the Firm’s non-PEO NEO CAPs with the following three measures of financial performance, against the four covered fiscal years:
•The cumulative TSR of the Firm
•The net income of the Firm
•The Firm’s company-selected measure (ROTCE)
The first chart also illustrates the relationship between the Firm’s TSR and our selected peer group's TSR, as presented in the Pay versus Performance table.

Tabular List, Table

Performance Measures
Managed revenue for the Firm and the lines of business
Pre-tax income (ex. LLR) for the Firm and some lines of business, and Pre-tax income for other lines of business
Net income for the Firm and the lines of business
ROTCE for the Firm and ROE for the lines of business

Total Shareholder Return Amount	$ 137.91	105.48	120.68	94.48
Peer Group Total Shareholder Return Amount	132.94	118.54	132.50	98.24
Net Income (Loss)	$ 49,600,000,000	$ 37,700,000,000	$ 48,300,000,000	$ 29,100,000,000
Company Selected Measure Amount	0.21	0.18	0.23	0.14
PEO Name	James Dimon	James Dimon	James Dimon	James Dimon
Additional 402(v) Disclosure	Values of PSUs include an estimated payout percentage at the vesting date which is assessed at each reporting period, consistent with the Firm's financial statements.
[6]Refer to footnote 4 of the SCT on page 63 for the assumptions included in the Black-Scholes valuation model used in the determination of fair values for option awards.
[7]There were no stock or option awards granted and vested in the same reporting year, and no stock or option awards granted in prior years failed to meet the applicable vesting conditions during any of the reporting years. No exercise prices of option awards have been amended or adjusted.
In 2021, PEO CAP and non-PEO NEO average CAP were sharply higher than in 2020 as they included one-time special awards in the form of Stock Appreciation Rights (SARs) granted to Mr. Dimon in July 2021 and Mr. Pinto in December 2021. In 2022, both PEO CAP and non-PEO NEO average CAP decreased significantly from 2021, due to a decrease in the Firm’s stock price as of year-end 2022, consistent with the broader market decline. The largest impact of the change in the stock price was on Messrs. Dimon and Pinto's outstanding SARs awards, both of which were out of the money as of the end of 2022. In 2023, the increase in both PEO CAP and non-PEO NEO average CAP was attributable to an increase in the Firm's stock price as of year-end 2023, which outperformed the S&P Financials Index as well as the broader market in general. Additionally, the PEO and non-PEO NEO average CAP were impacted by Messrs. Dimon and Pinto's outstanding SARs awards, both of which were in the money as of the end of 2023.
In summary, the Firm's PEO CAP and non-PEO NEO average CAP reflect a general correlation with:
•The Firm’s stock price and TSR, primarily due to a significant majority of our NEOs’ compensation being in the form of long-term equity
•The Firm’s net income, which reflects our pay-for-performance compensation philosophy and practices
•The Firm’s ROTCE, which emphasizes our commitment to providing strong returns to shareholders while maintaining a fortress balance sheet
In addition, the Firm’s change in TSR over the past four years reflects a general correlation with that of the broader S&P Financials Index.

Stock Price, Average Of High And Low | $ / shares	$ 170.16	$ 133.39	$ 158.63	$ 126.08
Measure:: 1
Pay vs Performance Disclosure
Name	Managed revenue for the Firm and the lines of business
Measure:: 2
Pay vs Performance Disclosure
Name	Pre-tax income (ex. LLR) for the Firm and some lines of business, and Pre-tax income for other lines of business
Measure:: 3
Pay vs Performance Disclosure
Name	Net income for the Firm and the lines of business
Measure:: 4
Pay vs Performance Disclosure
Name	ROTCE for the Firm and ROE for the lines of business
Non-GAAP Measure Description	ROTCE is a non-GAAP financial measure; refer to Note 1 on page 113 for a further discussion of this measure.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 68,634,027	$ 2,612,098	$ 46,095,595	$ (20,973,175)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,185)	(29,877)	(25,486)	(21,845)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,939,433	24,384,912	88,199,019	22,942,750
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,604,871	8,917,510	22,942,541	(2,460,001)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,453,960)	(6,080,841)	7,706,801	(18,772,954)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,583,868	3,420,395	4,892,720	2,338,875
PEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,000,000)	(28,000,000)	(25,000,000)	(25,000,000)
PEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(52,620,000)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,565,511	(2,023,015)	12,213,421	(4,548,390)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,360)	0	(206)	(25,655)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,257,725	10,868,710	17,813,787	10,881,250
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,976,583	(1,458,095)	7,748,310	(2,075,052)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(222,653)	(503,796)	1,451,083	(2,767,310)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	977,716	652,116	904,889	703,571
Non-PEO NEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,412,500)	(11,581,951)	(10,131,942)	(11,265,195)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (5,572,500)	$ 0